Sanford C Bernstein Fund Inc [Member] N-1A Cover	Mar. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	BERNSTEIN SANFORD C FUND INC
Entity Central Index Key	0000832808
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Prospectus Date	Jan. 31, 2025